Class A Ordinary Shares Subject to Possible Redemption (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Schedule of Ordinary Shares Subject to Possible Redemption
Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets are reconciled on the following table:

Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	(14,662,500)
Class A ordinary shares issuance costs	(29,430,786)
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	48,984,439

Class A ordinary shares subject to possible redemption, December 31, 2022	349,891,153
Less:
Redemptions	(180,870,897)
Plus:
Waiver of deferred underwriting fees	4,624,725
Increase in redemption value of Class A ordinary shares subject to possible redemption	9,532,958

Class A ordinary shares subject to possible redemption, December 31, 2023	183,177,939
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,270,250

Class A ordinary shares subject to possible redemption, March 31, 2024	$185,448,189

Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheets is reconciled on the following table:

Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	(14,662,500)
Class A ordinary share issuance costs	(29,430,786)
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	48,984,439

Class A ordinary share subject to possible redemption, December 31, 2022	349,891,153
Less:
Redemptions	(180,870,897)
Plus:
Waiver of deferred underwriting fees	4,624,725
Increase in redemption value of Class A ordinary shares subject to possible redemption	9,532,958

Class A ordinary share subject to possible redemption, December 31, 2023	$183,177,939